Derivatives (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

The Effect of Derivative Instruments for the six-month periods ended June 30, 2014 and 2015

Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2014	2015	Derivative (Ineffective Portion)	2014	2015
Interest rate swaps	(8,862)	(15,574)	Gain on derivative instruments, net	(121)	(60)
Reclassification to Interest and finance costs	21,596	17,777		-	-
Total	12,734	2,203		(121)	(60)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2014	2015
Non hedging interest rate swaps	Gain on derivative instruments, net	2,022	11,464
Ineffective portion of hedging interest rate swaps	Gain on derivative instruments, net	(121)	(60)
Forward contracts	Gain on derivative instruments, net	-	519
Total		1,901	11,923